Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Letters of credit outstanding, amount	$ 9,000,000
Contingently liable for performance, current	14,600,000
Outstanding guarantees	$ 0
Percentage of expected natural gas usage	25.00%
Operating leases Rental expense	$ 10,300,000	$ 5,900,000	$ 3,200,000